Discontinued operations - Results of discontinued expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$ 203	$ 242	$ 244
Salaries, wages and other benefits	26,995	27,745	21,058
Contributions to defined contribution retirement plan	700	719	369
Equity-settled share-based payment expenses	7,361	10,496	25,914
Total staff costs	35,056	38,960	47,341
Cost of inventories (note 17)	10,424	6,321	7,130
Depreciation of (note 13)
Property, plant and equipment	1,964	2,995	1,069
Right-of-use assets	2,052	1,761	950
Amortization of intangible assets	1,913	1,915	58
Write-off on inventories	736	3,137	2,056
Auditor’s remuneration	1,244	1,244	1,319
Freight and delivery charges	2,437	1,064	1,503
Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	602	1,998	283
Cost of inventories (note 17)	10,462	9,082	57,442
Depreciation of (note 13)
Total depreciation and amortization charges	944	1,436	502
Selling and distribution expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	3,781	3,891	1,594
Research and development expenses
Depreciation of (note 13)
Total depreciation and amortization charges	376	584	132
Administrative and other operating expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	21,136	22,845	39,827
Depreciation of (note 13)
Total depreciation and amortization charges	4,609	4,651	1,443
Total depreciation and amortization charges
Depreciation of (note 13)
Total depreciation and amortization charges	5,929	6,671	2,077
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Interest expenses on lease liabilities (notes 13(a) and 25(b))	0	122	203
Salaries, wages and other benefits	0	9,122	88,586
Contributions to defined contribution retirement plan	0	0	493
Equity-settled share-based payment expenses	0	0	5,425
Total staff costs	0	9,122	94,504
Restructuring costs	0	0	30,379
Cost of inventories (note 17)	38	2,761	50,312
Depreciation of (note 13)
Property, plant and equipment	0	98	2,831
Right-of-use assets	0	1,025	1,137
Amortization of intangible assets	0	0	1,498
Write-off on inventories	0	0	268
Auditor’s remuneration	0	77	121
Freight and delivery charges	0	381	7,102
Discontinued operations [member] | Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	2,058	63,364
Depreciation of (note 13)
Total depreciation and amortization charges	0	0	1,390
Discontinued operations [member] | Selling and distribution expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	0	188
Discontinued operations [member] | Research and development expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	0	7,767
Depreciation of (note 13)
Total depreciation and amortization charges	0	405	209
Discontinued operations [member] | Administrative and other operating expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	7,064	23,185
Depreciation of (note 13)
Total depreciation and amortization charges	0	718	3,867
Discontinued operations [member] | Total depreciation and amortization charges
Depreciation of (note 13)
Total depreciation and amortization charges	0	1,123	5,466
Discontinued operations [member] | Impairment of intangible assets (note 14)
Disclosure of analysis of single amount of discontinued operations [line items]
Restructuring costs	0	0	19,110
Discontinued operations [member] | Impairment of goodwill (note 12)
Disclosure of analysis of single amount of discontinued operations [line items]
Restructuring costs	0	0	3,272
Discontinued operations [member] | Impairment losses on property, plant and equipment (note 13)
Disclosure of analysis of single amount of discontinued operations [line items]
Restructuring costs	0	0	4,448
Discontinued operations [member] | Write-off of prepayment
Disclosure of analysis of single amount of discontinued operations [line items]
Restructuring costs	$ 0	$ 0	$ 3,549